INVENTORIES (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021
Inventory Disclosure [Abstract]
Raw Materials	$ 639,274	$ 626,255
Work-In-Progress	566,263	453,117
Finished Goods	915,353	806,023
Total Inventories	$ 2,120,890	$ 1,885,395